Annual Operating Expenses - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2020 Fund	Sep. 08, 2023
Fidelity Advisor Freedom 2020 Fund - Class A
Operating Expenses:
Management fee	0.57%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Total annual operating expenses	0.82%	[1]
Fidelity Advisor Freedom 2020 Fund - Class C
Operating Expenses:
Management fee	0.57%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	none
Total annual operating expenses	1.57%	[1]
Fidelity Advisor Freedom 2020 Fund - Class M
Operating Expenses:
Management fee	0.57%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	none
Total annual operating expenses	1.07%	[1]
Fidelity Advisor Freedom 2020 Fund - Class I
Operating Expenses:
Management fee	0.57%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.57%	[1]
Fidelity Advisor Freedom 2020 Fund - Class Z
Operating Expenses:
Management fee	0.50%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.50%	[1]

[1]	AAdjusted to reflect current fees.